Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
the following tables comprise the Company’s Pay Versus Performance disclosures. The following table shows the total compensation for our NEOs for the past four fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our CEO and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, the TSR of our peer group over the same period, our net income/(loss), and our financial performance measure for compensatory purposes, Adjusted EBITDA.

Fiscal Year (a)	Summary Compensation Table Total for CEO ($) (b)	Compensation Actually Paid to CEO ($) (c)	Average Summary Compensation Table Total for Other Named Executive Officers (NEOs) ($) (d)	Average Compensation Actually Paid to Other Named Officers (NEOs) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($) (h)	Company Selected Measures
					Company Total Shareholder Return ($) (f)	2023 Peer Group Shareholder Return ($) (g)		Adjusted EBITDA # (i)
2023	12,845,526	5,255,432	2,975,016	1,332,603	100	122	288	2,234
2022	13,654,752	6,482,688	2,611,637	1,443,810	90	102	1,504	2,859
2021	15,228,707	14,622,299	3,102,918	2,287,800	118	126	1,752	3,108
2020	18,320,199	12,582,246	4,433,997	3,344,960	114	118	482	3,103

(a)	The Pay Versus Performance table reflects required disclosures for fiscal years 2023, 2022, 2021 and 2020.

(b)	For fiscal years 2023, 2022, 2021 and 2020, Mr. Sutton was the Chief Executive Officer (CEO) for the Company. Our CEO is our PEO.

(c)
The Compensation Actually Paid (“CAP”) was calculated beginning with the CEO’s Summary Compensation Table (“SCT”) total then deducting the aggregate change in actuarial present value of his accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share awards; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end;
adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to the NEO’s CAP, the following amounts were deducted from and added to SCT total compensation.

CEO SCT Total to CAP Reconciliation:

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($) (i)	Stock Awards ($) (ii)	Change in Pension Value ($)	Equity Value ($) (iii)	Pension Value ($)	CAP ($)
2023	12,845,526	(10,551,707)	—	2,961,613	—	5,255,432
2022	13,654,752	(11,065,795)	—	3,893,731	—	6,482,688
2021	15,228,707	(10,487,138)	(471,628)	10,352,358	—	14,622,299
2020	18,320,199	(10,318,788)	(3,761,401)	8,342,236	—	12,582,246

(i)	Reflects the CEO’s Total Compensation reported in the SCT for each year shown.

(ii)	Represents the grant date fair value of equity-based awards granted each year.

(iii)
Represents the fair value of equity awards for each year shown, adjusted for year-over-year change in values, including dividends. The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2023 is further detailed in the supplemental table below. The equity awards for fiscal year 2022 were revalued using the Sylvamo pre-spin
share counts and Monte Carlo values provided by Aon for the relative TSR PSUs, and the post-spin adjusted share prices for the ROIC PSUs. In addition, the payout percentages match the Company’s financial accounting for compensation expense purposes. There is no pension service cost or prior service cost for the NEO; therefore, an addition to the SCT Total related to pension is not needed. See Supplemental table below.

Supplemental
CEO Equity Component of CAP for FY 2023:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End ($) (1)	Year-Over-Year Change in Value of Prior Years’ Awards Unvested at Year End ($) (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year ($) (3)	Year-Over-Year Change in Value of Prior Years’ Awards That Vested During the Year ($) (4)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year ($) (5)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($) (6)	Equity Value Included in CAP (Sum of 1-6) ($)
2023	PSUs	4,282,720	(2,625,406)	—	(1,636,597)	—	617,355	638,072
2023	RSUs	2,203,017	—	—	—	—	120,524	2,323,541
2022	PSUs	10,412,792	(5,214,045)	—	(1,984,333)	—	679,317	3,893,731
2021	PSUs	13,314,853	(1,313,660)	—	(2,351,646)	—	702,811	10,352,358
2020	PSUs	9,392,775	(3,029,378)	—	410,738	—	1,568,101	8,342,236

Equity awards granted to our CEO during the applicable periods included RSUs granted in 2023 which are subject to time-based vesting conditions, as well as PSUs granted in 2020, 2021, 2022, and 2023. PSU awards have a three-year performance period and are earned, in full or part, based upon the Company’s achievement of specified performance objectives. RSU awards are earned and vest ratably, in three equal installments over a three-year period, regardless of Company performance. Unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. See
“CD&A-Elements
of Our Compensation Program-Long-Term Incentive Plan.”

(d)
Each of the four fiscal years presented include the average SCT totals of the other NEOs as applicable in each reporting year. Fiscal year 2023 includes: Mr. Nicholls, Mr. Hamic, Mr. Saab, Mr. Wanta, and Mr. Plath. Mr. Wanta retired effective September 30, 2023. Fiscal year 2022 includes: Mr. Nicholls, Mr. Wanta, Mr. Plath, Mr. Hamic and Ms. Sharon Ryan, former Senior Vice President, General Counsel and Corporate Secretary. Ms. Ryan retired from the Company effective June 30, 2022. Fiscal year 2021 includes: Mr. Nicholls, Ms. Ryan, Mr. Wanta, Mr. Plath, Mr. Jean-Michel Ribierias, former Senior Vice President-Global Papers, and Mr. W. Michael Amick, Jr., former Senior Vice President—Papers the Americas. Mr. Ribierias and Mr. Amick separated from the Company in 2021 following completion of the spinoff of our paper business. Fiscal year 2020 includes: Mr. Nicholls, Mr. Ribieras, Ms. Ryan and Mr. Wanta.

(e)
The Average Compensation Actually Paid was calculated by averaging the following when applicable, by year, the NEOs’: SCT total then deducting the aggregate change in actuarial present value of their accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share awards; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end;
adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to CAP, the following amounts were deducted from and added to SCT total compensation.

Average Other NEOs SCT Total to CAP Reconciliation:

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($) (i)	Stock Awards ($) (ii)	Change in Pension Value ($)	Equity Value ($) (iii)	Pension Value ($)	CAP ($)
2023	2,975,016	(2,005,318)	(158,336)	521,241	—	1,332,603
2022	2,611,637	(1,757,510)	—	589,683	—	1,443,810
2021	3,102,918	(1,566,773)	(17,964)	769,619	—	2,287,800
2020	4,433,997	(2,069,163)	(839,243)	1,819,369	—	3,344,960

(i)	Reflects the average of the other NEOs’ Total Compensation reported in the SCT for each year shown.

(ii)	Represents the average of the other NEOs’ grant date fair value of equity-based awards granted each year.

(iii)
Represents the average fair value of equity awards for each year shown, adjusted for year-over-year changes in values, including dividends. The additions to the SCT Total reflect the average of the other NEOs value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The average equity component of CAP for fiscal year 2023 is further detailed in the supplemental table below. The average equity awards for fiscal year 2022 were revalued using the Sylvamo pre-spin
share counts and Monte Carlo values provided by Aon for the relative TSR PSUs, and the post-spin adjusted share prices for the ROIC PSUs. In addition, the payout percentages match the Company’s financial accounting for compensation expense purposes. There is no pension service cost or prior service cost for the other NEOs; therefore, an addition to the SCT Total related to pension is not needed. See
Supplemental
table below.

Supplemental
Average Other NEOs Equity Component of CAP for FY 2023:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End ($) (1)	Year-Over-Year Change in Value of Prior Years’ Awards Unvested at Year End ($) (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year ($) (3)	Year-Over-Year Change in Value of Prior Years’ Awards That Vested During the Year ($) (4)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year ($) (5)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($) (6)	Equity Value Included in CAP (Sum of 1-6) ($)
2023	PSUs	738,687	(435,531)	—	(223,250)	—	81,881	161,787
2023	RSUs	340,844	—	—	—	—	18,610	359,454
2022	PSUs	1,653,797	(783,958)	—	(384,252)	—	104,096	589,683
2021	PSUs	1,529,272	(426,125)	—	(420,173)	—	86,645	769,619
2020	PSUs	1,923,667	(540,187)	—	144,863	—	291,026	1,819,369

Equity awards granted to our other NEOs during the applicable periods included RSUs granted in 2023 which are subject to time-based vesting conditions, as well as PSUs granted in 2020, 2021, 2022, and 2023. PSU awards have a three-year performance period and are earned, in full or part, based upon the Company’s achievement of specified performance objectives. RSU awards are earned and vest ratably, in three equal installments over a three-year period, regardless of Company performance. Unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. See
“CD&A-Elements
of Our Compensation Program-Long-Term Incentive Plan.”

(f)	The amount represents the value of an initial fixed $100 Investment in International Paper common stock on December 31, 2019, assuming reinvestment of all dividends.

(g)
Peer group companies reflect the same peer group used for purposes of the performance graph under Regulation
S-K
Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023. For the year ended December 31, 2023, the peer group companies were DS Smith PLC, Klabin S.A., Mondi Group, Packaging Corporation of America, Smurfit Kappa Group, Stora Enso Group, and WestRock Company (there were no changes to the companies in this peer group in 2023 compared to 2022). The amount represents an initial fixed December 31, 2019, assuming reinvestment of all dividends.

(h)	Represents the Company’s Net Earnings (Loss) Attributable to International Paper (in millions) for each applicable fiscal year-end 2023, 2022, 2021, and 2020.

(i)
Adjusted EBITDA, a
non-GAAP
measure, is defined as earnings from continuing operations before income taxes and equity earnings and before the impact of special items and non-operating
pension expense, plus interest expense and depreciation, amortization, and cost of timber harvested. Adjusted EBITDA may be adjusted at the MDCC’s discretion, for any impact of acquisitions, divestitures, the effect of changes in tax laws, and/or to reflect the impact of any significant, one-time
event, including, but not limited to, epidemics/pandemics, wars/invasions/hostilities (whether war is declared or not), natural disasters with significant impact on our operations, or any other significant, one-time
event the MDCC deems appropriate for an adjustment. For additional information on Adjusted EBITDA, see Appendix B hereto.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Each of the four fiscal years presented include the average SCT totals of the other NEOs as applicable in each reporting year. Fiscal year 2023 includes: Mr. Nicholls, Mr. Hamic, Mr. Saab, Mr. Wanta, and Mr. Plath. Mr. Wanta retired effective September 30, 2023. Fiscal year 2022 includes: Mr. Nicholls, Mr. Wanta, Mr. Plath, Mr. Hamic and Ms. Sharon Ryan, former Senior Vice President, General Counsel and Corporate Secretary. Ms. Ryan retired from the Company effective June 30, 2022. Fiscal year 2021 includes: Mr. Nicholls, Ms. Ryan, Mr. Wanta, Mr. Plath, Mr. Jean-Michel Ribierias, former Senior Vice President-Global Papers, and Mr. W. Michael Amick, Jr., former Senior Vice President—Papers the Americas. Mr. Ribierias and Mr. Amick separated from the Company in 2021 following completion of the spinoff of our paper business. Fiscal year 2020 includes: Mr. Nicholls, Mr. Ribieras, Ms. Ryan and Mr. Wanta.
Peer Group Issuers, Footnote	Peer group companies reflect the same peer group used for purposes of the performance graph under Regulation
S-K
Item 201(e)(1)(ii) as set forth in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2023. For the year ended December 31, 2023, the peer group companies were DS Smith PLC, Klabin S.A., Mondi Group, Packaging Corporation of America, Smurfit Kappa Group, Stora Enso Group, and WestRock Company (there were no changes to the companies in this peer group in 2023 compared to 2022). The amount represents an initial fixed December 31, 2019, assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 12,845,526	$ 13,654,752	$ 15,228,707	$ 18,320,199
PEO Actually Paid Compensation Amount	$ 5,255,432	6,482,688	14,622,299	12,582,246
Adjustment To PEO Compensation, Footnote
CEO SCT Total to CAP Reconciliation:

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($) (i)	Stock Awards ($) (ii)	Change in Pension Value ($)	Equity Value ($) (iii)	Pension Value ($)	CAP ($)
2023	12,845,526	(10,551,707)	—	2,961,613	—	5,255,432
2022	13,654,752	(11,065,795)	—	3,893,731	—	6,482,688
2021	15,228,707	(10,487,138)	(471,628)	10,352,358	—	14,622,299
2020	18,320,199	(10,318,788)	(3,761,401)	8,342,236	—	12,582,246

(i)	Reflects the CEO’s Total Compensation reported in the SCT for each year shown.

(ii)	Represents the grant date fair value of equity-based awards granted each year.

(iii)
Represents the fair value of equity awards for each year shown, adjusted for year-over-year change in values, including dividends. The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2023 is further detailed in the supplemental table below. The equity awards for fiscal year 2022 were revalued using the Sylvamo pre-spin
share counts and Monte Carlo values provided by Aon for the relative TSR PSUs, and the post-spin adjusted share prices for the ROIC PSUs. In addition, the payout percentages match the Company’s financial accounting for compensation expense purposes. There is no pension service cost or prior service cost for the NEO; therefore, an addition to the SCT Total related to pension is not needed. See Supplemental table below.

Supplemental
CEO Equity Component of CAP for FY 2023:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End ($) (1)	Year-Over-Year Change in Value of Prior Years’ Awards Unvested at Year End ($) (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year ($) (3)	Year-Over-Year Change in Value of Prior Years’ Awards That Vested During the Year ($) (4)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year ($) (5)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($) (6)	Equity Value Included in CAP (Sum of 1-6) ($)
2023	PSUs	4,282,720	(2,625,406)	—	(1,636,597)	—	617,355	638,072
2023	RSUs	2,203,017	—	—	—	—	120,524	2,323,541
2022	PSUs	10,412,792	(5,214,045)	—	(1,984,333)	—	679,317	3,893,731
2021	PSUs	13,314,853	(1,313,660)	—	(2,351,646)	—	702,811	10,352,358
2020	PSUs	9,392,775	(3,029,378)	—	410,738	—	1,568,101	8,342,236

Non-PEO NEO Average Total Compensation Amount	$ 2,975,016	2,611,637	3,102,918	4,433,997
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,332,603	1,443,810	2,287,800	3,344,960
Adjustment to Non-PEO NEO Compensation Footnote
Average Other NEOs SCT Total to CAP Reconciliation:

		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($) (i)	Stock Awards ($) (ii)	Change in Pension Value ($)	Equity Value ($) (iii)	Pension Value ($)	CAP ($)
2023	2,975,016	(2,005,318)	(158,336)	521,241	—	1,332,603
2022	2,611,637	(1,757,510)	—	589,683	—	1,443,810
2021	3,102,918	(1,566,773)	(17,964)	769,619	—	2,287,800
2020	4,433,997	(2,069,163)	(839,243)	1,819,369	—	3,344,960

(i)	Reflects the average of the other NEOs’ Total Compensation reported in the SCT for each year shown.

(ii)	Represents the average of the other NEOs’ grant date fair value of equity-based awards granted each year.

(iii)
Represents the average fair value of equity awards for each year shown, adjusted for year-over-year changes in values, including dividends. The additions to the SCT Total reflect the average of the other NEOs value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The average equity component of CAP for fiscal year 2023 is further detailed in the supplemental table below. The average equity awards for fiscal year 2022 were revalued using the Sylvamo pre-spin
share counts and Monte Carlo values provided by Aon for the relative TSR PSUs, and the post-spin adjusted share prices for the ROIC PSUs. In addition, the payout percentages match the Company’s financial accounting for compensation expense purposes. There is no pension service cost or prior service cost for the other NEOs; therefore, an addition to the SCT Total related to pension is not needed. See
Supplemental
table below.

Supplemental
Average Other NEOs Equity Component of CAP for FY 2023:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End ($) (1)	Year-Over-Year Change in Value of Prior Years’ Awards Unvested at Year End ($) (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year ($) (3)	Year-Over-Year Change in Value of Prior Years’ Awards That Vested During the Year ($) (4)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year ($) (5)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($) (6)	Equity Value Included in CAP (Sum of 1-6) ($)
2023	PSUs	738,687	(435,531)	—	(223,250)	—	81,881	161,787
2023	RSUs	340,844	—	—	—	—	18,610	359,454
2022	PSUs	1,653,797	(783,958)	—	(384,252)	—	104,096	589,683
2021	PSUs	1,529,272	(426,125)	—	(420,173)	—	86,645	769,619
2020	PSUs	1,923,667	(540,187)	—	144,863	—	291,026	1,819,369

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
In the Company’s assessment, the following represent the three most important financial performance measures used by the Company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. Please see Appendix B for an explanation of the non-GAAP
financial measures.

•	Relative Total Shareholder Return (TSR)

•	Net Income

•	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)

Total Shareholder Return Amount	$ 100	90	118	114
Peer Group Total Shareholder Return Amount	122	102	126	118
Net Income (Loss)	$ 288,000,000	$ 1,504,000,000	$ 1,752,000,000	$ 482,000,000
Company Selected Measure Amount	2,234	2,859	3,108	3,103
PEO Name	Mr. Sutton
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)
Non-GAAP Measure Description	Adjusted EBITDA, a
non-GAAP
measure, is defined as earnings from continuing operations before income taxes and equity earnings and before the impact of special items and non-operating
pension expense, plus interest expense and depreciation, amortization, and cost of timber harvested. Adjusted EBITDA may be adjusted at the MDCC’s discretion, for any impact of acquisitions, divestitures, the effect of changes in tax laws, and/or to reflect the impact of any significant, one-time
event, including, but not limited to, epidemics/pandemics, wars/invasions/hostilities (whether war is declared or not), natural disasters with significant impact on our operations, or any other significant, one-time
	event the MDCC deems appropriate for an adjustment. For additional information on Adjusted EBITDA, see Appendix B hereto.
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,551,707)	$ (11,065,795)	$ (10,487,138)	$ (10,318,788)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(471,628)	(3,761,401)
PEO | Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,961,613	3,893,731	10,352,358	8,342,236
PEO | Fair Value of Current Year Equity Awards at Year End PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,282,720	10,412,792	13,314,853	9,392,775
PEO | Year Over Year Change in Value of Prior Years Awards Unvested at Year End PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,625,406)	(5,214,045)	(1,313,660)	(3,029,378)
PEO | Year Over Year Change in Value of Prior Years Awards That Vested During the Year PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,636,597)	(1,984,333)	(2,351,646)	410,738
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	617,355	679,317	702,811	1,568,101
PEO | Equity Value PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,072	3,893,731	10,352,358	8,342,236
PEO | Fair Value of Current Year Equity Awards at Year End RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,203,017
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,524
PEO | Equity Value RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,323,541
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,005,318)	(1,757,510)	(1,566,773)	(2,069,163)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,336)	0	(17,964)	(839,243)
Non-PEO NEO | Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	521,241	589,683	769,619	1,819,369
Non-PEO NEO | Fair Value of Current Year Equity Awards at Year End PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	738,687	1,653,797	1,529,272	1,923,667
Non-PEO NEO | Year Over Year Change in Value of Prior Years Awards Unvested at Year End PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(435,531)	(783,958)	(426,125)	(540,187)
Non-PEO NEO | Year Over Year Change in Value of Prior Years Awards That Vested During the Year PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(223,250)	(384,252)	(420,173)	144,863
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,881	104,096	86,645	291,026
Non-PEO NEO | Equity Value PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,787	$ 589,683	$ 769,619	$ 1,819,369
Non-PEO NEO | Fair Value of Current Year Equity Awards at Year End RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	340,844
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,610
Non-PEO NEO | Equity Value RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 359,454